Securities Available for Sale	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Securities Available for Sale

Note 4—Securities Available for Sale

Securities available for sale as of September 30, 2012 and 2011 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2012
U.S. Government Agencies:
Due after five but within ten years	$18,981	$78	$—	$19,059
Due after ten years but within fifteen years	5,000	29	—	5,029
Corporate bonds due after five years but within ten years	4,404	195	—	4,599

Municipal bonds:
Due after five years but within ten years	3,765	127	—	3,892
Mortgage-backed securities	15,409	373	—	15,782

	$47,559	$802	$—	$48,361

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2011
U.S. Government Agencies:
Due after one but within five years	$15,231	$192	$4	$15,419
Due after five years but within ten years	16,307	6	60	16,253
Due after ten years but within fifteen years	4,002	—	—	4,002
Corporate bonds due after five years but within ten years	3,664	141	—	3,805

Municipal bonds:
Due after five years but within ten years	246	—	—	246
Due after ten years but within fifteen years	884	33	—	917
Mortgage-backed securities	18,697	423	—	19,120

	$59,031	$795	$64	$59,762

There were no securities with unrealized losses at September 30, 2012. The age of unrealized losses and fair value of related securities available for sale at September 30, 2011 were as follows:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2011
U.S. Government Agencies	$12,675	$64	$—	$—	$12,675	$64

	$12,675	$64	$—	$—	$12,675	$64

When the fair value of security is below its amortized cost, and depending on the length of time the condition exists, additional analysis is performed to determine whether an other-than-temporary impairment condition exists. Securities are analyzed quarterly for possible other-than-temporary impairment. The analysis considers (i) whether the Company has the intent to sell the securities prior to recovery and/or maturity and (ii) whether it is more likely than not that the Company will have to sell the securities prior to recovery and/or maturity. Often, the information available to conduct these assessments is limited and rapidly changing, making estimates of fair value subject to judgment. If actual information or conditions are different than estimated, the extent of the impairment of the security may be different than previously estimated, which could have a material effect on the Company's consolidated financial statements.

The unrealized losses reported on securities at September 30, 2011 relate to three securities issued by U.S. Government Agencies. These unrealized losses were due to changes in interest rates.

All mortgage-backed securities are U.S. Government Agencies backed and collateralized by residential mortgages.

There were no sales of securities available for sale during the year ended September 30, 2011. During the year ended September 30, 2012 , the Company sold available for sale securities with a carrying value of $23.5 million, and recognized gross gains of $782,000 on such sales.